CASH FLOW STATEMENT - Reconciliation of net cash flow to movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW STATEMENT
Net cash flow from cash net of overdrafts	$ 182	$ 113	$ (63)
Settlement of Currency Swaps	8	(24)	25
Net cash flow from borrowings	7	147	(127)
Change in net debt from net cash flow	197	236	(165)
Termination of finance lease		5
Change in net debt in the year	177	269	(189)
Balance at beginning of year	(1,281)	(1,550)	(1,361)
Balance at end of year	$ (1,104)	$ (1,281)	$ (1,550)